2. Summary of Significant Accounting Policies (Details Narrative) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013
Allowance doubtful accounts	$ 342	$ 212
2 Customers
Percentage accounts receivable of customers	22.00%
2 Customers
Percentage accounts receivable of customers			26.00%